UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  424 Church Street
	  Suite 2108
	  Nashville, TN  37219

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mark Bryan Smith
Title:	Treasurer
Phone:	615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     February 4, 2003


Report Type (Check only one.):

[x]   		13F HOLDINGS REPORT.
[ ] 		13F NOTICE.
[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total: 90

Form 13F Information Table Value total: $228,197 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A. H. Belo Corp.               COM              080555105      292    13700 SH       SOLE                    12500              1200
Abbott Laboratories Corp.      COM              002824100      210     5260 SH       SOLE                     2860              2400
AmSouth Bancorporation         COM              032165102     4226   220082 SH       SOLE                   194270             25812
American Express Co.           COM              025816109     8871   250957 SH       SOLE                   241295              9662
American International Group,  COM              026874107     9046   156378 SH       SOLE                   142876             13502
American Retirement Corp.      COM              028913101       83    42500 SH       SOLE                    42500
Amgen Inc.                     COM              031162100     3408    70504 SH       SOLE                    63654              6850
Anheuser-Busch Companies, Inc. COM              035229103     1270    26238 SH       SOLE                    19896              6342
Apache Corp.                   COM              037411105     2632    46189 SH       SOLE                    38896              7293
Automatic Data Processing Inc. COM              053015103     2076    52900 SH       SOLE                    48000              4900
BP Amoco LP                    COM              055622104      760    18700 SH       SOLE                    16622              2078
Baker Hughes, Inc.             COM              057224107      440    13665 SH       SOLE                     7374              6291
BankAmerica Corp.              COM              060505104      702    10093 SH       SOLE                     8803              1290
Baxter International Inc.      COM              071813109     1115    39810 SH       SOLE                    27210             12600
BellSouth Corp.                COM              079860102      228     8810 SH       SOLE                     7674              1136
Berkshire Hathaway Inc. Class  COM              084670108     1746       24 SH       SOLE                       14                10
Berkshire Hathaway Inc. Class  COM              084670207     4449     1836 SH       SOLE                     1689               147
Biomet Inc.                    COM              090613100     2740    95599 SH       SOLE                    81174             14425
Bristol Myers- Squibb Co.      COM              110122108      891    38491 SH       SOLE                    37128              1363
CSX Corp.                      COM              126408103      201     7100 SH       SOLE                     7100
Cardinal Health Inc.           COM              14149Y108     1498    25301 SH       SOLE                    15685              9615
Cendant Corp.                  COM              151313103     1516   144625 SH       SOLE                   101535             43090
Central Parking Corp.          COM              154785109     2836   150350 SH       SOLE                   127301             23049
ChevronTexaco Corp.            COM              166764100      396     5959 SH       SOLE                     5705               254
Cisco Systems, Inc.            COM              17275R102     4543   346780 SH       SOLE                   286102             60678
Citigroup, Inc                 COM              172967101     2648    75249 SH       SOLE                    66180              9069
Coca Cola Co.                  COM              191216100     3425    78126 SH       SOLE                    69432              8694
Colgate Palmolive Co.          COM              194162103      220     4200 SH       SOLE                     4000               200
ConocoPhillips                 COM              20825c104     2556    52822 SH       SOLE                    45820              7002
Dell Computer Corp.            COM              247025109      330    12325 SH       SOLE                    11825               500
Dollar General Corp.           COM              256669102      382    31928 SH       SOLE                    26328              5600
Dover Corp.                    COM              260003108      262     9000 SH       SOLE                     8200               800
Duke Power Co.                 COM              264399106     1719    87979 SH       SOLE                    80579              7400
Eaton Corp.                    COM              278058102      266     3401 SH       SOLE                     3401
El Paso Corp.                  COM              28336l109       92    13250 SH       SOLE                     3000             10250
Exxon - Mobil                  COM              30231G102     6826   195353 SH       SOLE                   172642             22711
Federal Express Corp.          COM              31428X106     1601    29525 SH       SOLE                    24215              5310
Federal National Mortgage Assn COM              313586109     3136    48750 SH       SOLE                    40506              8244
First Data Corp.               COM              319963104      655    18504 SH       SOLE                    12872              5632
General Electric Co.           COM              369604103     7689   315771 SH       SOLE                   270682             45089
General Mills Inc.             COM              370334104      452     9625 SH       SOLE                     9625
HCA Inc.                       COM              404119109    33135   798432 SH       SOLE                   780276             18156
Halliburton Co.                COM              406216101      447    23875 SH       SOLE                    21875              2000
HealthStream Inc.              COM              42222n103      123    87500 SH       SOLE                    87500
Hewlett Packard Co.            COM              428236103      510    29390 SH       SOLE                    29047               343
Home Depot Inc.                COM              437076102     6944   289089 SH       SOLE                   257418             31671
Honeywell International Inc.   COM              438516106      641    26690 SH       SOLE                    20125              6565
Intel Corp.                    COM              458140100     6383   409982 SH       SOLE                   348148             61834
International Business Machine COM              459200101     5432    70095 SH       SOLE                    56833             13262
J. P. Morgan Chase & Co. Inc.  COM              616880100      227     9478 SH       SOLE                     3851              5627
Johnson and Johnson Inc.       COM              478160104     5834   108616 SH       SOLE                    95590             13026
Kimberly-Clark Corp.           COM              494368103     1128    23772 SH       SOLE                    20972              2800
Kraft Inc.                     COM              50075n104      415    10670 SH       SOLE                     3690              6980
Liberty Media Corp.            COM              530718105     1881   210353 SH       SOLE                   183424             26929
Marsh & McLennan Co.s Inc.     COM              571748102      322     6968 SH       SOLE                     5968              1000
Medtronic                      COM              585055106     3096    67901 SH       SOLE                    62650              5251
Merck & Company Inc.           COM              589331107     1106    19545 SH       SOLE                    16995              2550
Microsoft Corporation          COM              594918104     5092    98483 SH       SOLE                    87593             10890
Minnesota Mining & Manufacturi COM              604059105      408     3305 SH       SOLE                     2200              1105
Molex Inc. - Class A           COM              608554200     3755   188779 SH       SOLE                   163871             24908
National Commerce Financial Co COM              63545P104      308    12900 SH       SOLE                    12900
O'Charley's Inc.               COM              670823103      327    15950 SH       SOLE                    11250              4700
PepsiCo Inc.                   COM              713448108      503    11905 SH       SOLE                    10315              1590
Pfizer Inc.                    COM              717081103     4562   149217 SH       SOLE                   118671             30546
Philip Morris Cos.             COM              718154107      460    11360 SH       SOLE                     4300              7060
Procter & Gamble Co.           COM              742718109      428     4980 SH       SOLE                     2185              2795
Regions Financial Corp.        COM              758940100      231     6919 SH       SOLE                     6919
Republic Services Inc          COM              760759100     4480   213555 SH       SOLE                   177660             35895
SBC Communications, Inc.       COM              78387g103      662    24414 SH       SOLE                    22995              1419
Schlumberger Ltd.              COM              806857108     4436   105403 SH       SOLE                    96173              9230
Sovereign Chief Venture F      COM              845912104        3    17000 SH       SOLE                                      17000
SunGard Data Systems, Inc.     COM              867363103     4900   207980 SH       SOLE                   171860             36120
SunTrust Banks Inc.            COM              867914103     1949    34241 SH       SOLE                    33637               604
Sysco Corp.                    COM              871829107     9959   334295 SH       SOLE                   293174             41121
Target Corporation             COM              87612e106      560    18655 SH       SOLE                     6385             12270
Transocean, Inc.               COM              G90078109     1174    50614 SH       SOLE                    33857             16757
Tyco International, Ltd.       COM              902124106     2947   172526 SH       SOLE                   153614             18912
United Parcel Service          COM              911312106     1907    30225 SH       SOLE                    25275              4950
United Technologies Corp.      COM              913017109     2916    47075 SH       SOLE                    39965              7110
Verizon Communications         COM              92343v104     1514    39061 SH       SOLE                    28904             10156
Viacom- Cl. B                  COM              925524308     2496    61226 SH       SOLE                    49539             11687
Wachovia Corp.                 COM              929903102      293     8052 SH       SOLE                     6458              1594
Wal-Mart Stores Inc.           COM              931142103     9657   191182 SH       SOLE                   108729             82453
Walt Disney Co.                COM              254687106      219    13414 SH       SOLE                    10892              2522
Wells Fargo & Co.              COM              949746101     2829    60355 SH       SOLE                    53180              7175
Willis Group Holdings Ltd      COM              945990026     1975    68895 SH       SOLE                    64935              3960
Wyeth                          COM              983024100      417    11154 SH       SOLE                     4154              7000
Duke Energy Corp. Convertible  PFD CV           264399585      204    12840 SH       SOLE                    12740               100
Morgan Stanley PERQ 8% (Nokia) PFD CV           61744y678       70    22600 SH       SOLE                    20900              1700
American Retirement Corp. Subo CONV             028913AC5      500   641280 PRN      SOLE                   580080             61200